Equity	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Equity

27	Equity

(a)	Capital stock

As of December 31, 2025, the Company’s fully subscribed and paid-in capital, totaling R$ 21,210,000, was composed of registered, book-entry shares with no par value, as follows:

December 31, 2025	Common		Preferred		Total Capital
	Number of Shares	%	Number of Shares	%	Number of Shares	%

State of São Paulo (1)(2)	126,684,334	18.0	1	100.0	126,684,335	18.0
Equatorial S.A.	105,566,079	15.0	-	-	105,566,079	15.0
Free Float	471,523,455	67.0	-	-	471,523,455	67.0
Total	703,773,868	100.0	1	100.0	703,773,869	100.0

December 31, 2024	Common		Preferred		Total Capital
	Number of Shares	%	Number of Shares	%	Number of Shares	%

State of São Paulo (1)(2)	123,036,669	18.0	1	100.0	123,036,670	18.0
Equatorial S.A.	102,526,480	15.0	-	-	102,526,480	15.0
Free Float	457,946,719	67.0	-	-	457,946,719	67.0
Total	683,509,868	100.0	1	100.0	683,509,869	100.0

(1)	Considers 126,684,328 common shares held by the São Paulo State Treasury Department and six common shares held by Cia. Paulista de Parcerias – CPP, a company controlled by the São Paulo State.
(2)	Special class preferred share.

At the Extraordinary General Meeting held on May 27, 2024, the shareholders approved the amendment to the Company's Bylaws, which became effective on July 22, 2024, to provide for the authorization of a capital increase up to the limit of 1,187,144,787 common, registered, book-entry shares without par value.

As of December 18, 2025, the Board of Directors approved a capital increase from R$ 18,400,000 to R$ 21,210,000 with the capitalization of part of the investment reserve in the amount of R$ 2,810,000. This transaction did not affect cash.

(b)	Shareholder returns

	2025	2024	2023

Profit for the period	8,462,059	9,579,563	3,523,531
(-) Legal reserve - 5% (c)	423,103	478,978	176,177
(-) Mandatory minimum dividend – 25% (c)	2,009,739	2,275,146	836,839
(-) IRRF w/o interest on equity	371,823	274,668	147,689
Investment reserve (e)	5,657,394	6,550,771	2,362,826

Management shall submit at the General Meeting a proposal for the transfer of the accrued retained earnings, in the amount of R$ 5,657,394 to the Investment Reserve account, to meet the investment needs provided for in the Capital Budget.

The Investment Reserve balance, together with the other profit reserves, will reach the amount of R$ 21,518,212.

Accounting policy

The Company recognizes dividend payment as liability when this distribution is authorized and ceases to be an option of the company or when provided for by Law. Under current corporation law, a distribution is authorized when approved by the shareholders and the corresponding amount is directly recognized under equity. The corporation law also establishes the requirement to pay a mandatory minimum dividend, after adjustments have been made to the profit earned in the year and allocation of reserves also provided for in article 202 of the Corporations Law.

Distributions without effect on cash are measured at the fair value of the assets to be distributed, and the measurement at fair value is recognized directly under equity.

At the time of distribution of assets without effect on cash, any difference between the carrying amount of the liabilities and the carrying amount of the distributed asset is recognized in the income statement.

(c)	Compensation to shareholders

Shareholders are assured a mandatory minimum dividend of 25% of net income, adjusted in accordance with corporate legislation. No interest is accrued on approved dividends, and any amounts not claimed within 3 years from the date of the General Meeting that approved them shall expire in favor of the Company.

The General Meeting approved, on April 29, 2025, the distribution of dividends as interest on equity totaling R$ 1,831,122, corresponding to minimum mandatory dividends and R$ 718,692 as supplementary minimum dividends, totaling R$ 2,549,814, which were paid in May 2025.

On December 18, 2025, the General Meeting of Shareholders approved the payment of interest on equity, as remuneration to shareholders, in the gross amount of R$ 1,798,001, corresponding to R$ 2.55 per share. Shareholders holding shares issued by the Company on the record date of December 23, 2025, will be entitled to receive the payment. The payment will be made on April 30, 2026, and the amounts approved will be allocated to the mandatory minimum dividend related to the fiscal year ended in 2025.

The Company proposed, subject to approval by the 2026 General Meeting, dividends in the form of interest on equity in the amount of R$ 481,439 corresponding to R$ 0.68 per common share to be approved at the General Meeting on April 28, 2026.

The Company charged interest on equity to the minimum dividend, net of withholding income tax. The amount of R$ 371,823 (R$ 274,668 in 2024) related to withholding income tax was recognized in current liabilities, to comply with the tax obligations related to the credit of interest on equity.

The balance payable of interest on equity and dividends, as of December 31, 2025, in the amount of R$ 2,059,850 (R$ 2,275,890 in 2024), refers to the declared amount in 2025 of R$ 2,009,739 (R$ 2,275,146 in 2024), net of withholding income tax related to the principal amount added of R$ 48,579 concerning the portion of exempt beneficiaries and R$ 1,532 declared in prior years (in 2024 – R$ 744).

Accounting policy

The Company uses the dividend distribution tax benefit in the form of interest on equity, as permitted by law and based on the Bylaws. Interest is recorded in accordance with the provisions contained in Law No. 9,249/1995, for deductibility purposes, limited to the pro-rata variation of long-term interest rates – TJLP. The dividend attributed to shareholders is recorded under current liabilities with a counterpart under Equity. Any amount above the mandatory minimum is only provisioned on the date on which it is approved by the shareholders, at the General Meeting, except for the taxes levied on the distribution of interest on equity. The tax benefit of interest on equity is recorded under profit or loss for the year, in the same basis as the recognition of expenses.

(d)	Legal reserve

Legal reserve Profit reserve - legal reserve: it is constituted by the allocation of 5% of the net profit for the year up to the limit of 20% of the capital stock. The Company may cease to establish the legal reserve in the fiscal year in which the balance of this reserve, plus the amount of capital reserves exceeds 30% of the capital stock. The legal reserve is intended to ensure the integrity of the capital stock and may only be used to offset losses or increase capital, rather than to pay dividends.

(e)	Investment reserve

Profit reserve - investment reserve: it is set up specifically from the portion corresponding to the own funds that will be destined to the expansion of the water supply and sanitary sewage systems, based on the capital budget approved by Management.

As of December 31, 2025 and 2024, the balance of the investment reserve was R$ 18,751,526 and R$ 19,304,132, respectively.

In accordance with the provisions of paragraph four of Article 49 of the Bylaws, the Board of Directors may propose at the General Meeting that the remaining balance of the profit for the year, after deducting the legal reserve and the minimum mandatory dividend, be allocated to the setup of an investment reserve that will comply with the following criteria:

I-	its balance, together with the balance of the other profit reserves, except the contingency and unrealized profit reserves, may not exceed the capital stock; and
II-	the purpose of the reserve is to ensure the investment plan and its balance may be used:

a) to absorb losses, whenever necessary;

b) to distribute dividends, at any time;

c) in the operations of redemption, reimbursement or purchase of shares, authorized by law; and

d) in the incorporation into the capital.

(f)	Retained Earnings/Accumulated Losses

The statutory balance of this account is zero as all retained earnings must be allocated to a profit reserve.

(g)	Equity valuation adjustments

Gains and losses arising from changes in actuarial assumptions and transactions involving financial instruments are recorded as equity valuation adjustments, net of the effects of deferred income and social contribution taxes.

	G1 Plan	G0	Hedge	Total

Balance as of December 31, 2024	242,834	45,855	(8,350)	280,339
Actuarial gains/(losses) for the year (Note 25)	(100,152)	(104,294)	8,350	(196,096)
Balance as of December 31, 2025	142,682	(58,439)	-	84,243
	G1 Plan	G0	Hedge	Total

Balance as of December 31, 2023	235,708	(89,346)	-	146,362
Actuarial gains/(losses) for the year (Note 25)	7,126	135,201	-	142,327
Gains/(losses) on financial instruments (Note 19)	-	-	(8,350)	(8,350)
Balance as of December 31, 2024	242,834	45,855	(8,350)	280,339

(h)	Treasury share

The Company has two share-based payment plans under which the Company's shares were granted to some senior executives and certain employees. See further details in item i).

Share-based payment plans in the respective year will be settled using treasury shares of the Company.

As of December 31, 2025, the Company held 3,554,431 treasury shares.

Accounting policy

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the income statement on the purchase, sale, issue or cancellation of the Company's own equity instruments. Any difference between the carrying amount and the consideration is recognized under other capital reserves.

(i)	Long-Term Incentive Plan - ILP

At the Extraordinary General Meeting held on April 29, 2025, SABESP's Restricted Share and Performance Plans were approved. The granting of shares is subject to the permanence of the participants in the Company and, in the case of performance shares, in addition to the fulfillment of specific goals such as the Universalization Factor (U Factor) and the Total Shareholder Return (TSR).

The Restricted Share Plan provides its participants with 4-year vesting with the acquisition of 25% of the shares each year. Specifically for the Chief Executive Officer, vesting will be 8 years, following a staggered schedule of annual acquisition.

The Performance Share Plan has a 5-year vesting with annual acquisition conditioned on the achievement of goals for its participants. In the specific case of the Chief Executive Officer, the transfer of shares is planned to occur only at the end of the program period. If U Factor goals are achieved in 2029 (universalization), as provided for in the Concession Agreement – URAE-1, the plan provides for the possibility of accelerating the vesting in October 2030 for all participants, including the Chief Executive Officer.

The number of shares to be granted will be defined by SABESP's Board of Directors, within the aggregate global limit approved by the meeting of 1% of the share capital (on a fully diluted basis).

The Restricted Share Plan and the Performance Share Plan take into account the fair value of the Company's shares on the grant date, and are measured based on the observable market price. There are no alternatives for payment in cash, so that it will be settled by means of treasury shares.

The changes in the number of shares granted, canceled or exercised under these plans are as follows:

Changes in shares	Performance shares	Restricted shares	Total
Balance at the beginning of year	-	-	-
Granted	2,066,834	366,716	2,433,550
Balance at the end of year	2,066,834	366,716	2,433,550

None of the shares granted in the period were exercised or canceled.

As of December 31, 2025, share-based payment plans have the following maturity dates, fair value and existing shares:

Performance shares:

Grant date	Vesting rights conditions	Fair value on the grant date	Existing shares	Maximum remaining life

April 29, 2025	Performance conditions met, 1 to 5 years of service	92.18	1,190,252	5
December 19, 2025	Performance conditions met, 1 to 5 years of service	129.87	876,582	5

Restricted shares:

Grant date	Vesting rights conditions	Fair value on the grant date	Existing shares	Maximum remaining life

April 29, 2025	1 to 8 years of service	92.18	253,474	8
December 19, 2025	1 to 4 years of service	129.87	113,242	4

As of December 31, 2025, an expense of R$ 43 million was recognized in profit or loss for the period referring to the Long-Term Incentive Plans. Of this amount, R$ 30 million were offset against equity, and R$ 13 million, related to taxes, were recognized as Taxes and contributions payable.

Accounting policy

The cost of transactions settled with equity instruments is measured based on the fair value on the date on which they were granted. The fair value corresponds to the number of shares granted multiplied by the share value on the grant date.

This cost is recognized under employee benefit expenses together with the corresponding increase in equity (in other reserves), over the period in which the service is provided and, when applicable, performance conditions are met (vesting period). The accrued expense recognized for transactions that will be settled with equity securities on each reporting date until the vesting date reflects the extent to which the vesting period may have expired and the Company's best estimate of the number of grants that will ultimately vest. The expense or credit in the income statement for the period represents the changes in accrued expense recognized at the beginning and end of that period.